Maturity of notes payable of CUI Global, Inc (Detail) (USD $)	Dec. 31, 2012
Maturity Of Notes Payable Of C U I Global Inc [Line Items]
2013	$ 0
2014
2015
2016
2017
Thereafter	7,303,683
Total	$ 7,303,683